FEDERATED EQUITY INCOME FUND, INC.

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 28, 2013

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED EQUITY INCOME FUND, INC. (the “Fund”)

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Class R Shares

Institutional Shares

1933 Act File No. 33-6901

1940 Act File No. 811-4743

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 25, 2013 and January 31, 2013, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed 485(b) as Post-Effective Amendment No. 50 on January 25, 2013.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd P. Zerega

Todd P. Zerega

Assistant Secretary